Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expected Volatility Measurement Input [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Description	Investments in unlisted company
Unobservable inputs	Expected volatility
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Expected Volatility Measurement Input [Member] | Convertible Notes [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Description	Convertible bonds
Unobservable inputs	Expected volatility
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Expected Volatility Measurement Input [Member] | Investments in Unlisted Company 1 [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Change of inputs	26.00%	26.00%
Discount For Lack Of Marketability [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Unobservable inputs	Discount for lack of marketability (“DLOM”)
Relationship of unobservable inputs to fair value	The higher the DLOM, the lower the fair value
Discount For Lack Of Marketability [Member] | Investments in Unlisted Company 1 [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Change of inputs	3.00%	3.00%
Level 3 | Expected Volatility Measurement Input [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Fair values	¥ 3,160	¥ 7,895
Level 3 | Expected Volatility Measurement Input [Member] | Convertible Notes [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Fair values	¥ 241,524	¥ 272,684